Loans (Debt Restructurings Defaulted) (Details) (Troubled Debt Restructuring [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Commercial Real Estate - other [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	1
Recorded Investment	$ 53
Commercial Real Estate - construction [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts
Recorded Investment
Commercial - non real estate [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts
Recorded Investment
Residential [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts
Recorded Investment